Shareholders' Equity (Details 2)	12 Months Ended
Dec. 31, 2018 $ / shares shares
0.003 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices (Lower Range Limit)	$ 0.003
Options Outstanding, Number outstanding at December 31, 2 0 1 8 | shares	334,200
Options Outstanding, Weighted average remaining contractual life (Year)	3 years 5 months 16 days
Options Outstanding, Weighted average exercise price	$ 0.003
Options Exercisable, Number exercisable at December 31, 2 0 1 8 | shares	37,000
Options Exercisable, Weighted average remaining contractual life (Years)	2 years 10 months 3 days
Options Exercisable, Weighted average exercise price	$ 0.003
2.425 - 2.947 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices (Lower Range Limit)	2.425
Range of exercise prices (Upper Range Limit)	$ 2.947
Options Outstanding, Number outstanding at December 31, 2 0 1 8 | shares	340,000
Options Outstanding, Weighted average remaining contractual life (Year)	11 months 1 day
Options Outstanding, Weighted average exercise price	$ 2.90
Options Exercisable, Number exercisable at December 31, 2 0 1 8 | shares	313,000
Options Exercisable, Weighted average remaining contractual life (Years)	10 months 10 days
Options Exercisable, Weighted average exercise price	$ 2.94